Schedule of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Deferred tax assets, balance	$ 4,405	$ 4,099
Deferred tax assets, balance	3,206	4,405	$ 4,099
Deferred tax liabilities, balance	(2,572)	(2,873)
Deferred tax liabilities, balance	(7,850)	(2,572)	(2,873)
Deferred tax liabilities [member]
IfrsStatementLineItems [Line Items]
Charged to comprehensive income		301	(641)
Deferred tax liabilities, balance	(2,572)	(2,873)	(2,232)
Movement recognized during the year	(408)
Acquired in business combination	(5,256)
Translation and other differences	386
Deferred tax liabilities, balance	(7,850)	(2,572)	(2,873)
Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, balance	50,350
Deferred tax assets, balance	65,840	50,350
Other temporary differences [member] | Deferred tax liabilities [member]
IfrsStatementLineItems [Line Items]
Charged to comprehensive income		301	(641)
Deferred tax liabilities, balance	(2,572)	(2,873)	(2,232)
Movement recognized during the year	(408)
Acquired in business combination	(5,256)
Translation and other differences	386
Deferred tax liabilities, balance	(7,850)	(2,572)	(2,873)
Allowance for credit losses [member] | Deferred tax liabilities [member]
IfrsStatementLineItems [Line Items]
Charged to comprehensive income
Deferred tax liabilities, balance
Movement recognized during the year
Acquired in business combination
Translation and other differences
Deferred tax liabilities, balance
Deferred tax assets [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, balance	4,405	4,099	5,136
Charged to comprehensive income	(1,199)	306	(1,037)
Deferred tax assets, balance	3,206	4,405	4,099
Deferred tax assets [member] | Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, balance	4,405	4,099	4,276
Charged to comprehensive income	(1,199)	306	(177)
Deferred tax assets, balance	3,206	4,405	4,099
Deferred tax assets [member] | Other temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, balance			860
Charged to comprehensive income			(860)
Deferred tax assets, balance